Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
UBS Series Funds
June 10, 2024
Supplement to the prospectus and Statement of Additional Information (the “SAI”), each dated August 28, 2023, as supplemented.
Includes:
•	UBS Select Prime Institutional Fund
On the Effective Date, the prospectus and SAI are hereby revised as follows:
The section captioned “Fund summary” and sub‑captioned “Principal investments” for the fund beginning on page 4 of the prospectus is revised by replacing the fourth paragraph of that section with the following:
The fund is a “retail money market fund,” as such term is defined in the rule governing money market funds and related interpretations. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.
The fund may no longer impose a redemption gate (except under extraordinary circumstances as part of a liquidation), and the fund may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.
The section captioned “Fund summary” and sub‑captioned “Principal risks” for the fund beginning on page 5 of the prospectus is revised by adding the following after the “Financial services sector risk” as a principal risk of the fund:
Asset-backed securities risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.
The same section of the prospectus is revised by deleting the “Money market fund regulatory risk” in its entirety.

UBS Select Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
UBS Series Funds
June 10, 2024
Supplement to the prospectus and Statement of Additional Information (the “SAI”), each dated August 28, 2023, as supplemented.
Includes:
•	UBS Select Prime Institutional Fund
On the Effective Date, the prospectus and SAI are hereby revised as follows:
The section captioned “Fund summary” and sub‑captioned “Principal investments” for the fund beginning on page 4 of the prospectus is revised by replacing the fourth paragraph of that section with the following:
The fund is a “retail money market fund,” as such term is defined in the rule governing money market funds and related interpretations. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.
The fund may no longer impose a redemption gate (except under extraordinary circumstances as part of a liquidation), and the fund may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.
The section captioned “Fund summary” and sub‑captioned “Principal risks” for the fund beginning on page 5 of the prospectus is revised by adding the following after the “Financial services sector risk” as a principal risk of the fund:
Asset-backed securities risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.
The same section of the prospectus is revised by deleting the “Money market fund regulatory risk” in its entirety.